Property and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Capitalized internal-use software	$ 0.5	$ 0.3	$ 1.4	$ 0.7
Interest costs capitalized	0.1	0.1	0.4	0.0
Interest costs	0.6	0.3	1.7	1.4
Depreciation	$ 2.0	$ 1.2	$ 5.6	$ 4.3